CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		102 Months Ended	105 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,210,611)	$ (1,417,114)	$ (8,891,924)	$ (2,071,255)	$ (16,098,535)	$ (17,309,146)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain on sale of property and equipment	0	0	0	0	(3,707)	(3,707)
Depreciation and amortization	6,465	6,120	26,923	20,337	164,732	171,197
Common stock issued for services	0	0	0	0	3,858	3,858
Impairment of goodwill	0	0	1,919,000	0	1,919,000	1,919,000
Stock-based compensation	84,544	41,373	263,593	332,347	666,123	750,667
Change in assets - (increase) decrease:
Restricted cash	846,627	(515,222)	(1,401,859)	0	(1,401,859)	(555,232)
Grants receivable	0	329,240	767,163	(359,547)	0	0
Interest receivable	(570)	8,274	25,028	(25,215)	(187)	(757)
Prepaid expenses and other current assets	53,184	7,268	(161,617)	(26,684)	(199,659)	(146,475)
Deposits	0	0	(5,105)	(8,980)	(23,193)	(23,193)
Change in liabilities - increase (decrease):
Accounts payable and accrued expenses	12,086	165,058	974,710	77,149	1,239,006	1,251,092
Accounts payable and accrued expenses, related party	99,501	133,094	217,658	4,554	382,142	481,643
Sub-award payable, related party	(41,855)	48,317	(33,217)	(5,349)	41,855	0
Accrued royalties	9,963	9,963	97,512	0	122,416	132,379
Accrued interest	25,327	3,711	58,134	0	58,134	83,461
Deferred revenue	11,458,333	3,711				11,458,333
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	11,342,994	(1,176,207)	(6,144,001)	(2,062,643)	(13,129,874)	(1,786,880)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of marketable securities	(226,998)	(42,830)	(226,998)	(4,214,521)	(4,441,519)	(4,668,517)
Proceeds from sales and maturities of marketable securities	227,842	488,000	4,114,045	0	4,114,045	4,341,887
Proceeds from sale of property and equipment	0	0	0	0	88,908	88,908
Payments for purchase of property and equipment	(92,901)	(3,144)	(56,115)	(13,428)	(284,923)	(377,824)
Proceeds from reverse merger	0	0	664	0	664	664
Payments for patents	(2,257)	(10,986)	(53,230)	(89,550)	(259,682)	(261,939)
NET CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(94,314)	431,040	3,778,366	(4,317,499)	(782,507)	(876,821)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from loan payable, net	0	857,267	3,925,066	0	3,925,066	3,925,066
Proceeds from stock option exercises	933	0				933
Costs related to the issuance of preferred stock and warrants	0	0	0	0	(91,155)	(91,155)
NET CASH PROVIDED BY FINANCING ACTIVITIES	933	857,267	3,925,066	5,000,000	15,641,918	15,642,851
NET INCREASE IN CASH AND CASH EQUIVALENTS	11,249,613	112,100	1,559,431	(1,380,142)	1,729,537	12,979,150
Cash and cash equivalents balance at beginning of period	1,729,537	170,106	170,106	1,550,248	0	0
Cash and cash equivalents balance at end of period	12,979,150	282,206	1,729,537	170,106	1,729,537	12,979,150
SUPPLEMENTAL DISCLOSURES:
Interest paid in cash	0	0	0	0	0	0
Income taxes paid in cash	0	0	0	0	0	0
Series A-1 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of preferred stock	0	0	0	0	3,008,000	3,008,000
Series A-2 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of preferred stock	0	0	0	0	2,800,007	2,800,007
Series A-3 [Member]
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the sale of preferred stock	$ 0	$ 0	$ 0	$ 5,000,000	$ 6,000,000	$ 6,000,000